Discontinued Operations Assets and Liabilities Held for Sale (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Assets and Liabilities Held for Sale [Line Items]
Assets held for sale	$ 5,812	$ 3,759
Buildings Tyco [Member]
Assets and Liabilities Held for Sale [Line Items]
Assets held for sale	157
Buildings Tyco [Member] | Security business in South Africa [Member]
Assets and Liabilities Held for Sale [Line Items]
Accounts receivable - net	9
Inventories	7
Other current assets	3
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment	15
Disposal Group, Including Discontinued Operation, Goodwill	89
Disposal Group, Including Discontinued Operation, Intangible Assets, Noncurrent	30
Other noncurrent assets	4
Assets held for sale	157
Accounts payable	9
Other current liabilities	19
Liabilities held for sale	$ 28